Trade and other payables	12 Months Ended
Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Trade and other payables

22 Trade and other payables

	2018 £m	2017 £m
		Revised

Trade payables	3,557	2,298

Duty, excise and other taxes	3,519	3,577

Accrued charges and deferred income	2,038	1,807

FII GLO deferred income (note 6(b))	963	963

Social security and other taxation	55	50

Sundry payables	1,554	1,271

	11,686	9,966

Current	10,631	8,908

Non-current	1,055	1,058

	11,686	9,966

With effect from 1 January 2018, the Group has adopted IFRS 15 Revenue from Contracts with Customers. The Group has revised 2017, as explained in notes 1 and 31.

As explained in note 14, the Group acts as a collection agent for banks in certain debt factoring arrangements. The cash collected in respect of these arrangements that has not yet been remitted amounts to £118 million (2017: £108 million) and is included in trade and other payables.

The Group has Supply Chain Financing (SCF) arrangements in place. The principal purpose of these arrangements is to provide the supplier with the option to access liquidity earlier through the sale of its receivables due from the Group to a third party bank prior to their due date. The invoice due date, from the Group’s perspective, remains unaltered.  At 31 December 2018, the value of invoices sold under the SCF programmes was £45 million (2017: £45 million).

Accrued charges and deferred income include £5 million of deferred income (2017: £8 million) and £51 million (2017: £16 million) in respect of interest payable mainly related to tax matters. FII GLO deferred income of £963 million relates to receipts in 2015, in respect of the Franked Investment Income Government Litigation Order (note 6(b)). Amounts payable to related parties including associated undertakings are shown in note 27.

There is no material difference between the above amounts for trade and other payables and their fair value due to the short-term duration of the majority of trade and other payables, as determined using discounted cash flow analysis.

Trade and other payables are predominantly denominated in the functional currencies of subsidiary undertakings with less than 5% in other currencies (2017: less than 5%).